Annual Fund Operating Expenses - DWS Emerging Markets Fixed Income Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.59%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.59%	[1]
Total annual fund operating expenses	1.43%
Fee waiver/expense reimbursement	0.27%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.16%
Class T
Operating Expenses:
Management fee	0.59%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.63%	[1]
Total annual fund operating expenses	1.47%
Fee waiver/expense reimbursement	0.31%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.16%
Class C
Operating Expenses:
Management fee	0.59%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.62%	[1]
Total annual fund operating expenses	2.21%
Fee waiver/expense reimbursement	0.30%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.91%
INST Class
Operating Expenses:
Management fee	0.59%
Distribution/service (12b-1) fees	none
Other expenses	0.40%	[1]
Total annual fund operating expenses	0.99%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.91%
Class S
Operating Expenses:
Management fee	0.59%
Distribution/service (12b-1) fees	none
Other expenses	0.55%	[1]
Total annual fund operating expenses	1.14%
Fee waiver/expense reimbursement	0.23%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.91%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.